Income Taxes - reconciliation of (loss) income before income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
(Loss) income before income taxes	$ (23,956)	$ 17,547	$ 11,179
Computed recovery (expense) of income taxes	6,383	(5,982)	(6,521)
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	0	0	(13)
Other non-taxable income	326	160	1
Revisions to prior years	(1,064)	351	(21)
Capital gains and losses on dispositions, net	(454)	83	35
Resource property revenue taxes	(4,130)	(5,758)	(4,433)
Unrecognized losses in current year	(330)	(199)	(1)
Previously unrecognized deferred income tax assets, net	927	302	113
Permanent differences	(1,063)	(262)	(92)
Other non-taxable income		1,156
Other, net	(46)	(27)	(33)
Income tax recovery (expense)	$ (549)	$ 10,176	$ 10,967